Risk Management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	R$ (2,785,853)	R$ (2,809,441)
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	(947,782)
Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(1,000,598)
Probable Scenario [Member] | Interest rate risk [member] | Financial Income [Member]
IfrsStatementLineItems [Line Items]
Assets	324,615
C D I Net Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	(675,983)
C D I [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets	3,233,218
Liabilities	(9,966,111)
Exposure interest rate risk	R$ (6,732,893)
C D I [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets Interest Rate	10.04%
Liabilities Interest Rate	10.04%
T R [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,684,711)
T R [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	0.0064%
T R [Member] | Probable Scenario [Member] | Interest rate risk [member] | Expenses To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (108)
I P C A [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (3,038,378)
I P C A [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	3.90%
I P C A [Member] | Probable Scenario [Member] | Interest rate risk [member] | Expenses To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (118,497)
T J L P [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,365,806)
T J L P [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	6.43%
T J L P [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (87,821)
L I B O R [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,356,473)
L I B O R [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	4.8193%
L I B O R [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (65,373)